Consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income	€ 328,799	€ 417,811
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	872,005	841,707
Change in deferred taxes, net	(58,535)	(63,140)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(29,205)	82,753
Income from equity method investees	(75,784)	(29,854)
Interest expense, net	163,115	140,676
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(80,313)	(55,838)
Inventories	(110,681)	(118,345)
Other current and non-current assets	59,636	(39,883)
Accounts receivable from related parties	52,288	32,951
Accounts payable to related parties	(17,451)	(28,242)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(10,509)	(274,801)
Income tax liabilities	217,774	224,506
Received dividends from investments in equity method investees	144,495	89,018
Paid interest	(186,462)	(138,032)
Received interest	35,639	26,620
Paid income taxes	(154,832)	(197,797)
Net cash provided by (used in) operating activities	1,149,979	910,110
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(297,538)	(334,267)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(14,256)	(60,845)
Investments in debt securities	(62,472)	(85,807)
Proceeds from sale of property, plant and equipment	1,701	5,124
Proceeds from divestitures	25,319	39,901
Proceeds from sale of debt securities	50,624	26,906
Net cash provided by (used in) investing activities	(296,622)	(408,988)
Financing activities
Proceeds from short-term debt from unrelated parties	729,964	574,074
Repayments of short-term debt from unrelated parties	(488,646)	(367,433)
Proceeds from short-term debt from related parties	10,204	68,000
Repayments of short-term debt from related parties	(11,204)	(122,500)
Proceeds from long-term debt	9,514	248,342
Repayments of long-term debt	(24,397)	(716,357)
Repayments of lease liabilities from unrelated parties	(356,842)	(366,393)
Repayments of lease liabilities from related parties	(13,125)	(10,872)
Increase (decrease) of accounts receivable facility	(92,536)	166,226
Proceeds from exercise of stock options		20,145
Dividends paid	(328,623)	(395,556)
Distributions to noncontrolling interests	(156,001)	(139,009)
Contributions from noncontrolling interests	21,147	46,421
Net cash provided by (used in) financing activities	(700,545)	(994,912)
Effect of exchange rate changes on cash and cash equivalents	(65,301)	36,807
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	87,511	(456,983)
Cash and cash equivalents at beginning of period	1,273,787	1,481,655
Cash and cash equivalents at end of period	€ 1,361,298	€ 1,024,672